Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	$ 2,438	$ 2,637
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	14	71
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	1,393	619
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	473	289
Investment in SAFO [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	113
SAFO Warranets [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	98
Total warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	4,529	3,616
Level 1 [Member] | Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 1 [Member] | Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 1 [Member] | Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 1 [Member] | Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 1 [Member] | Investment in SAFO [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	113
Level 1 [Member] | SAFO Warranets [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 1 [Member] | Total warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	113
Level 3 [Member] | Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	2,438	2,637
Level 3 [Member] | Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	14	71
Level 3 [Member] | Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	1,393	619
Level 3 [Member] | Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	473	289
Level 3 [Member] | Investment in SAFO [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets
Level 3 [Member] | SAFO Warranets [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	98
Level 3 [Member] | Total warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Fair value of financial assets	$ 4,416	$ 3,616